Note 12 - Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ended December 31,
2019	$59,469
2020	61,253
2021	63,090
Total	183,812

Other Commitments [Table Text Block]
Future
Minimum
Developer
Year Ending December 31,	Commitments
2019	$209,909
2020	209,909
$419,818

Future
Minimum
Developer
Year Ending December 31,	Commitments
2019	$419,818
2020	209,909
$629,727